Convertible Notes (Details) - Schedule of Proceeds to the Notes and the Warrants - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Proceeds To The Notes And The Warrants Abstract
Principal amount	$ 3,450	$ 2,450
Less: unamortized discount and debt issuance costs	(770)	(759)
Total	$ 2,680	$ 1,691